RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)		12 Months Ended
	Oct. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consulting expense
Related Party Transaction [Line Items]
Consulting expense from related party		$ 108,000
Officers and Founders
Related Party Transaction [Line Items]
Payment of amounts due to officers		$ 304,466	$ 50,000	$ 0
Monthly payment amounts due to related party	$ 25,000